UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04670

Deutsche Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 8/31

Date of reporting period: 11/30/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                    as of November 30, 2017 (Unaudited)

Deutsche European Equity Fund

	Shares	Value ($)
Common Stocks 97.7%
Denmark 4.4%
A P Moller-Maersk AS "B"	568	1,020,455
Chr Hansen Holding AS	7,417	673,586
Danske Bank AS	12,485	466,133
(Cost $1,618,587)		2,160,174
France 21.8%
Air Liquide SA	13,359	1,670,444
AXA SA	13,362	402,709
BNP Paribas SA	11,263	852,017
Capgemini SE	11,187	1,289,410
LVMH Moet Hennessy Louis Vuitton SE	3,358	976,641
Pernod Ricard SA	3,309	515,410
Schneider Electric SE*	10,830	929,645
SPIE SA	15,000	414,776
Teleperformance	5,061	748,401
TOTAL SA	10,693	602,354
Valeo SA	12,110	876,503
Veolia Environnement SA	37,360	946,618
VINCI SA	5,088	518,909
(Cost $8,857,516)		10,743,837
Germany 16.7%
Allianz SE (Registered)	6,260	1,476,163
BASF SE	5,108	570,652
Beiersdorf AG	4,420	526,038
Deutsche Post AG (Registered)	18,543	879,869
Deutsche Telekom AG (Registered)	25,834	460,595
Fresenius SE & Co. KGaA	8,703	627,156
HeidelbergCement AG	6,760	719,660
LANXESS AG	4,716	357,950
Merck KGaA	3,890	413,830
OSRAM Licht AG	9,630	822,879
SAP SE	7,037	791,977
Symrise AG	6,646	564,718
(Cost $6,285,100)		8,211,487
Ireland 1.5%
Smurfit Kappa Group PLC (Cost $707,823)	22,780	724,192
Italy 7.6%
Enel SpA	83,980	544,856
FinecoBank Banca Fineco SpA	61,130	615,374
Intesa Sanpaolo SpA	271,930	911,901
Moncler SpA	31,954	874,839
Pirelli & C SpA 144A*	95,000	792,081
(Cost $2,919,547)		3,739,051
Netherlands 12.3%
ASML Holding NV	3,842	673,296
Heineken NV	8,068	822,434
ING Groep NV	83,252	1,502,528
QIAGEN NV*	13,532	427,735
Royal Dutch Shell PLC "A"	34,887	1,108,069
Royal Dutch Shell PLC "B"	47,390	1,526,681
(Cost $4,552,953)		6,060,743
Norway 2.5%
DNB ASA	45,057	821,252
Sbanken ASA 144A	42,000	398,995
(Cost $954,143)		1,220,247
Portugal 1.5%
Galp Energia, SGPS, SA (Cost $643,018)	40,110	756,545
Spain 6.7%
Banco Santander SA	71,167	476,431
CaixaBank SA	180,690	856,944
Grifols SA	32,680	953,030
NH Hotel Group SA	107,772	791,846
Telefonica SA	20,770	212,173
(Cost $2,847,384)		3,290,424
Sweden 2.7%
Atlas Copco AB "A"	15,519	666,376
Swedbank AB "A"	27,590	658,902
(Cost $1,253,906)		1,325,278
Switzerland 7.2%
Dufry AG (Registered)*	2,352	338,523
Julius Baer Group Ltd.*	16,200	950,116
Lonza Group AG (Registered)*	3,580	936,375
Nestle SA (Registered)	4,838	413,482
Straumann Holding AG (Registered)	1,206	896,976
(Cost $2,587,759)		3,535,472
United Kingdom 12.8%
Ashtead Group PLC	40,040	1,027,933
BHP Billiton PLC	42,480	768,637
Compass Group PLC	37,262	752,950
Dialog Semiconductor PLC*	5,510	199,257
IMI PLC	41,153	699,022
Imperial Brands PLC	7,690	317,909
Prudential PLC	52,434	1,315,753
RELX PLC	20,289	473,357
Rentokil Initial PLC	168,692	725,177
(Cost $5,325,162)		6,279,995
Total Common Stocks (Cost $38,552,898)		48,047,445
Cash Equivalents 2.5%
Deutsche Central Cash Management Government Fund, 1.12% (a) (Cost $1,248,446)	1,248,446	1,248,446
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $39,801,344)	100.2	49,295,891
Other Assets and Liabilities, Net	(0.2)	(101,053)
Net Assets	100.0	49,194,838

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At November 30, 2017, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
Euro Stoxx 50 Index	EUR	12/15/2017	25	1,053,000	1,063,190	10,190

As of November 30, 2017, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	3,541,003	GBP	3,168,677	12/29/2017	67,658	UBS AG

Currency Abbreviations
EUR	Euro
GBP	British Pound

At November 30, 2017 the Deutsche European Equity Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks
Financials	11,705,218	24.4%
Industrials	8,926,799	18.6%
Materials	6,049,839	12.6%
Consumer Discretionary	5,403,383	11.2%
Health Care	4,255,102	8.9%
Energy	3,993,649	8.3%
Information Technology	2,953,940	6.1%
Consumer Staples	2,595,273	5.4%
Utilities	1,491,474	3.1%
Telecommunication Services	672,768	1.4%
Total	48,047,445	100.0%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Denmark	$—	$2,160,174	$—	$2,160,174
France	—	10,743,837	—	10,743,837
Germany	—	8,211,487	—	8,211,487
Ireland	—	724,192	—	724,192
Italy	—	3,739,051	—	3,739,051
Netherlands	—	6,060,743	—	6,060,743
Norway	—	1,220,247	—	1,220,247
Portugal	—	756,545	—	756,545
Spain	—	3,290,424	—	3,290,424
Sweden	—	1,325,278	—	1,325,278
Switzerland	—	3,535,472	—	3,535,472
United Kingdom	—	6,279,995	—	6,279,995
Short-Term Investments	1,248,446	—	—	1,248,446
Derivatives (b)
Futures Contracts	10,190	—	—	10,190
Forward Foreign Currency Contracts	—	67,658	—	67,658
Total	$1,258,636	$48,115,103	$—	$49,373,739

As a result of the fair valuation model utilized by the Fund, certain international securities transferred from Level 1 to Level 2. During the period ended November 30, 2017, the amount of transfers between Level 1 and Level 2 was $3,434,603.
(b) Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of November 30, 2017 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Equity Contracts	$ 10,190	$ —
Foreign Currency Contracts	$ —	$ 67,658

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche European Equity Fund, a series of Deutsche Global/International Fund, Inc.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	January 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	January 22, 2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 22, 2018